Inventories (Tables)	12 Months Ended
Jun. 30, 2026
Inventories
Schedule of inventories
	06.30.2026	06.30.2025
Crops	160,958	131,757
Materials and supplies	86,411	102,677
Sugarcane	1,763	1,712
Agricultural inventories	249,132	236,146
Supplies for hotels	1,088	780
Total inventories	250,220	236,926